Bank borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Bank borrowings, current portion	$ 7,024,000	$ 2,876,000
Bank borrowings, non-current portion	24,750,000	17,291,000
Total	31,774,000	20,167,000
Net interest expense capitalized	$ 1,593,000	$ 1,000,000	$ 890,000
Minimum | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	15.00%